Derivative financial instruments - Hedge accounting (Details) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017
Fair value hedges | Cross-currency interest rate/interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Financial instruments designated as hedging instruments, at fair value	£ 496	£ 548
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Financial instruments designated as hedging instruments, at fair value	204	(111)
Cash flow hedges | Cross-currency interest rate/interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Financial instruments designated as hedging instruments, at fair value	138	(180)
Cash flow hedges | Foreign exchange forward contracts
Disclosure of detailed information about hedging instruments [line items]
Financial instruments designated as hedging instruments, at fair value	66	69
Net investment hedges
Disclosure of detailed information about hedging instruments [line items]
Financial instruments designated as hedging instruments, at fair value	(17)	(600)
Net investment hedges | Cross-currency interest rate/interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Financial instruments designated as hedging instruments, at fair value	(104)	(544)
Net investment hedges | Foreign exchange forward contracts
Disclosure of detailed information about hedging instruments [line items]
Financial instruments designated as hedging instruments, at fair value	£ 87	£ (56)